Leases Disclosure of Current and Non-Current Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Lease liabilities	R 526	R 442
Additions	249	228
Lease modifications	15	17
Interest expense on lease liabilities	32	28
Cash outflow for leases	(278)	(229)
Termination of lease liability	(6)	0
Increase (Decrease) Through Net Exchange Differences - Lease Liabilities	(32)	40
Lease liabilities	506	526
Current lease liabilities	260	216
Non-current lease liabilities	R 246	R 310